Leases - Schedule of Future Minimum Lease Payments Required under Aircraft and Non-aircraft Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Aircraft [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	$ 454,825
Aircraft [member] | Up to one year [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	113,233
Aircraft [member] | One to five years [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	322,283
Aircraft [member] | Over five years [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	19,309
Others [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	109,247
Others [member] | Up to one year [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	15,222
Others [member] | One to five years [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	75,862
Others [member] | Over five years [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	$ 18,163